Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

May 23, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Arizona Premium Income Municipal Fund (File Nos. 333- and

811-07278): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen Arizona Premium Income Municipal Fund (the “Fund”), we are filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is an initial Registration Statement under the 1933 Act and is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act and Amendment No. 6 under the 1940 Act.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak
Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001